UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Collateral Investment Trust

Semiannual Report
6.30.2014

John Hancock Collateral Investment Trust

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 5
Financial statements	Page 8
Financial highlights	Page 11
Notes to financial statements	Page 12
Auditor’s report	Page 16
More information	Page 20

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding your fund expenses

As a shareholder of the fund, you incur two types of costs:

● Transaction costs which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.

● Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 1, 2014, with the same investment held until June 30, 2014.

	Account value	Ending value	Expenses paid during	Annualized
	on 1-1-14	on 6-30-14	period ended 6-30-14[1]	expense ratio

Shares	$1,000.00	$1,000.70	$0.40	0.08%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at June 30, 2014, by $1,000.00, then multiply it by the “expenses paid” from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on January 1, 2014, with the same investment held until June 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during	Annualized
	on 1-1-14	on 6-30-14	period ended 6-30-14[1]	expense ratio

Shares	$1,000.00	$1,024.40	$0.40	0.08%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund's annualized expense ratio of 0.08%, for the fund’s shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Portfolio summary

		Percentage of Net Assets (52.9%
Top 10 Issuers[1]	Yield* (%)	of Net Assets on 6-30-14)
Federal Farm Credit Bank
07/16/14 to 04/13/15	0.120 to 0.270	9.8%
Wells Fargo
07/11/14 to 06/26/15	0.202 to 3.750	5.3%
Caisse Centrale Desjardins
07/14/14 to 10/24/14	0.130 to 0.190	5.0%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
07/02/14 to 07/07/14	0.120 to 0.140	5.0%
CAFCO LLC
08/04/14 to 11/28/14	0.160 to 0.290	5.0%
Credit Suisse
07/31/14 to 03/23/15	0.150 to 4.875	4.9%
Cargill Global Funding PLC
07/01/14 to 07/09/14	0.050 to 0.070	4.7%
Electricite de France SA
10/03/14 to 01/06/15	0.180 to 0.450	4.6%
BNP Paribas
07/02/14	0.030	4.3%
Reckitt Benckiser Treasury Services PLC
09/18/14 to 04/21/15	0.220 to 0.350	4.3%

Sector Composition[1,2]
Financials
Diversified Financial Services	28.3%
Banks	16.5%
Capital Markets	13.2%
Consumer Staples	14.3%
U.S. Government Agency Obligations	9.9%
Consumer Discretionary	5.3%
Utilities	4.6%
Information Technology	2.4%
Telecommunication Services	1.8%
Industrials	1.6%
Health Care	0.8%
Materials	0.8%
Repurchase Agreement & Other	0.5%

Portfolio Composition[1,2]
Commercial Paper	68.0%
Corporate Interest-Bearing Obligations	16.0%
U.S. Government Agency Obligations	9.9%
Certificate of Deposit	5.6%
Repurchase Agreement & Other	0.5%

1 As a percentage of net assets on 6-30-14.

2 Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4

John Hancock Collateral Investment Trust
Portfolio of investments
As of 6-30-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 68.0%			$1,876,855,376

(Cost $1,876,855,378)

Anheuser-Busch InBev Worldwide, Inc.
07/22/14 to 07/28/14	0.270	$55,000,000	54,990,213
Bank of Tokyo-Mitsubishi UFJ, Ltd.
07/02/14 to 07/07/14	0.120 to 0.140	137,000,000	136,998,503
BMW US Capital LLC
07/01/14 to 07/11/14	0.070 to 0.080	112,000,000	111,999,299
BNP Paribas
07/02/14	0.030	120,000,000	120,000,000
CAFCO LLC
08/04/14 to 11/28/14	0.160 to 0.290	137,000,000	136,928,753
Caisse Centrale Desjardins
07/14/14 to 10/24/14	0.130 to 0.190	138,000,000	137,959,893
Cargill Global Funding PLC
07/01/14 to 07/09/14	0.050 to 0.070	129,000,000	128,998,958
Chariot Funding LLC
10/06/14 to 11/25/14	0.280	73,600,000	73,529,244
Credit Suisse New York
07/31/14 to 10/01/14	0.150 to 0.330	42,000,000	41,987,577
Deutsche Bank Financial LLC
09/30/14 to 12/16/14	0.370 to 0.390	100,000,000	99,861,672
Electricite de France SA
10/03/14 to 01/06/15	0.180 to 0.450	127,150,000	126,925,867
Essilor International SA
12/15/14	0.300	22,500,000	22,468,688
Govco LLC
08/01/14 to 09/24/14	0.160 to 0.180	81,800,000	81,786,443
Henkel of America, Inc.
07/01/14 to 07/23/14	0.070 to 0.200	61,000,000	60,997,678
IBM Corp.
07/01/14	0.070	67,000,000	67,000,000
Jupiter Securitization Company LLC
10/09/14 to 12/17/14	0.260 to 0.280	60,000,000	59,941,300
MetLife Short Term Funding LLC
07/17/14 to 07/18/14	0.070 to 0.130	32,742,000	32,740,259
Old Line Funding LLC
07/01/14 to 08/15/14	0.100 to 0.220	58,646,000	58,641,035
Parker-Hannifin Corp.
07/01/14	0.060	5,800,000	5,800,000
Rabobank USA Financial Corp.
07/09/14 to 08/21/14	0.220 to 0.250	69,300,000	69,287,667
Reckitt Benckiser Treasury Services PLC
09/18/14 to 04/21/15	0.220 to 0.350	118,250,000	118,017,541
Sigma-Aldrich Corp.
07/02/14	0.090	22,000,000	21,999,945
Sumitomo Mitsui Trust Holdings, Inc.
07/28/14	0.200	25,000,000	24,996,250

5

John Hancock Collateral Investment Trust
Portfolio of investments
As of 6-30-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Telstra Corp., Ltd.
07/07/14 to 07/08/14	0.150 to 0.170	$49,000,000	$48,998,591
Thunder Bay Funding LLC
07/01/14	0.070	8,000,000	8,000,000
United Technologies Corp.
07/01/14	0.070	26,000,000	26,000,000

Corporate Interest-Bearing Obligations 16.0%			$441,158,515

(Cost $441,145,209)

American Honda Finance Corp. (P)
06/04/15	0.230	25,000,000	24,995,225
Anheuser-Busch InBev Worldwide, Inc. (P)
07/14/14	0.587	31,990,000	31,994,159
Bank of Nova Scotia
01/12/15	1.850	15,405,000	15,537,160
Commonwealth Bank of Australia (S)
10/15/14 to 03/19/15	3.500 to 3.750	16,000,000	16,297,455
Credit Suisse New York
03/23/15	3.500	22,655,000	23,150,261
Credit Suisse USA, Inc.
01/15/15	4.875	39,173,000	40,126,197
John Deere Capital Corp. (P)
09/22/14	0.760	11,900,000	11,917,386
National Rural Utilities Cooperative Finance Corp. (P)
05/01/15	0.278	51,000,000	51,004,233
Old Line Funding LLC (P)(S)
08/04/14 to 02/02/15	0.181	59,000,000	59,000,000
PNC Bank NA
01/22/15 to 02/24/15	0.290 to 0.310	63,000,000	63,000,000
Thunder Bay Funding LLC (S)
10/22/14	0.230	25,000,000	24,981,951
Toyota Motor Credit Corp. (P)
07/14/14 to 11/21/14	0.227 to 0.397	9,500,000	9,503,354
UBS AG
01/15/15	3.875	9,000,000	9,172,089
Wells Fargo & Company (P)
06/26/15	1.154	25,000,000	25,219,275
Wells Fargo & Company
10/01/14 to 02/13/15	1.250 to 3.750	35,000,000	35,259,770

U.S. Government Agency Obligations 9.9%			$272,740,149

(Cost $272,411,695)

Federal Farm Credit Bank (P)
07/16/14 to 04/13/15	0.120 to 0.270	270,415,000	270,734,674
Federal Home Loan Bank (P)
08/18/14	0.300	2,005,000	2,005,475

6

John Hancock Collateral Investment Trust
Portfolio of investments
As of 6-30-14 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Certificate of Deposit 5.6%			$153,140,114

(Cost $153,140,114)

Credit Suisse New York (P)
01/12/15 to 01/23/15	0.437 to 0.625	$30,600,000	30,635,532
JPMorgan Chase & Company
01/07/15	0.380	14,000,000	14,000,000
Rabobank USA Financial Corp. (P)
12/23/14	0.280	22,500,000	22,504,582
Wells Fargo Bank NA (P)
07/11/14 to 03/06/15	0.202 to 0.231	86,000,000	86,000,000

	Par value	Value

Repurchase Agreement 0.7%		$20,259,000

(Cost $20,259,000)

Barclays Bank Tri-Party Repurchase Agreement dated 6-30-14 at
0.070% to be repurchased at $19,859,039 on 7-1-14, collateralized by
$12,936,000 U.S. Treasury Inflation Indexed Bonds, 2.000% due 1-
15-26 (valued at $18,321,733, including interest) and $1,523,200 U.S.
Treasury Inflation Indexed Notes, 2.000% due 1-15-16 (valued at
$1,934,586, including interest)	$19,859,000	19,859,000

Repurchase Agreement with State Street Corp. dated 6-30-14 at
0.000% to be repurchased at $400,000 on 7-1-14, collateralized by
$385,000 U.S. Treasury Notes, 2.750% due 2-15-19 (valued at
$410,025, including interest)	400,000	400,000

Total investments (Cost $2,763,811,396)† 100.2%		$2,764,153,154

Other assets and liabilities, net (0.2%)		($4,931,944)

Total net assets 100.0%		$2,759,221,210

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 6-30-14, the aggregate cost of investment securities for federal income tax purposes was $2,763,811,396. Net unrealized appreciation aggregated $341,758 of which $360,328 related to appreciated investment securities and $18,570 related to depreciated investment securities.

7

John Hancock Collateral Investment Trust

Statement of Assets and Liabilities — June 30, 2014 (Unaudited)

Assets

Investments, at value (Cost $2,763,811,396)	$2,764,153,154
Cash	31,890
Interest receivable	2,090,526
Other receivables and prepaid expenses	22,970

Total assets	2,766,298,540

Liabilities

Payable for investments purchased	6,609,286
Distributions payable	275,792
Payable to affiliates
Administrative services fees	2,773
Transfer agent fees	7,922
Trustees' fees	14,800
Other liabilities and accrued expenses	166,757

Total liabilities	7,077,330

Net assets	$2,759,221,210

Net assets consist of

Paid-in capital	$2,759,116,262
Accumulated distributions in excess of net
investment income	(229,813)
Accumulated net realized gain (loss) on
investments	(6,997)
Net unrealized appreciation (depreciation) on
investments	341,758

Net assets	$2,759,221,210

Net asset value per share

Based on 275,716,821 shares of beneficial
interest outstanding ; unlimited number of
shares authorized with no par value	$10.01

The accompanying notes are an integral part of the financial statements.

8

John Hancock Collateral Investment Trust

Statement of Operations — For the six month period ended June 30, 2014 (Unaudited)

Investment income

Interest	$3,385,967

Expenses

Investment management fees	610,843
Administrative service fees	148,772
Transfer agent fees	49,589
Trustees' fees	58,400
Professional fees	118,783
Custodian fees	203,701
Chief compliance officer fees	17,356
Other	42,513

Total expenses	1,249,957

Net investment income	2,136,010

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	-
Change in net unrealized appreciation
(depreciation) of investments
50,663

Net realized and unrealized gain	50,663

Increase in net assets from operations	$2,186,673

The accompanying notes are an integral part of the financial statements.

9

John Hancock Collateral Investment Trust

Statements of Changes in Net Assets

	Six months
	ended	Year ended
	6-30-14	12-31-13
	(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$2,136,010	$10,135,209
Net realized gain (loss)	—	(5,197)
Change in net unrealized appreciation
(depreciation)	50,663	145,008

Increase in net assets resulting from
operations	2,186,673	10,275,020

Distributions to shareholders
From net investment income
	(2,136,147)	(10,146,837)
From fund share transactions	(417,271,122)	(1,924,126,625)

Total decrease	(417,220,596)	(1,923,998,442)

Net assets

Beginning of period	3,176,441,806	5,100,440,248

End of period	$2,759,221,210	$3,176,441,806

Accumulated distributions in excess of net
investment income	$(229,813)	$(229,676)

The accompanying notes are an integral part of the financial statements.

10

John Hancock Collateral Investment Trust
Financial highlights (For a share outstanding throughout the period)

Period ended	6-30-14	12-31-13	12-31-12	12-31-11	12-31-10	12-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.01	$10.01	$10.01	$10.01	$10.01	$10.00
Net investment income[2]	0.01	0.02	0.03	0.03	0.03	0.02
Net realized and unrealized gain on
investments	— [3]	— [3]	— [3]	— [3]	— [3]	0.01

Total from investment operations	0.01	0.02	0.03	0.03	0.03	0.03

Less distributions
From net investment income	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)
From net realized gain	—	—	—	— [3]	—	—

Total distributions	(0.01)	(0.02)	(0.03)	(0.03)	(0.03)	(0.02)

Net asset value, end of period	$10.01	$10.01	$10.01	$10.01	$10.01	$10.01

Total return (%)	0.07 [4]	0.21	0.32	0.28	0.27	0.29 [4]

Ratios and supplemental data

Net assets, end of period (in millions)	$2,759	$3,176	$5,100	$5,139	$6,756	$4,901
Ratios (as a percentage of average net
assets):

Expenses	0.08 [5]	0.06	0.06	0.05	0.06	0.09[5]

Net investment income	0.14 [5]	0.22	0.34	0.27	0.27	0.29[5]
Portfolio turnover (%)[6]	15	79	109	91	153	51

1 Period from 6-1-09 (commencement of operations) to 12-31-09.
2 Based on average daily shares outstanding.
3 Less than $0.005 per share.
4 Not annualized.
5 Annualized.
6 The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.

See notes to financial statements		John Hancock Collateral Investment Trust
11

John Hancock Collateral Investment Trust

Notes to financial statements (Unaudited)

Note 1 — Organization

John Hancock Collateral Investment Trust (the fund) is a Massachusetts business trust organized on May 19, 2009. The fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). However, beneficial interests of the fund are not being registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by affiliates of John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, the fund’s investment advisor (the Advisor). The fund serves primarily as an investment vehicle for cash received as collateral by such affiliated funds for participation in securities lending.

The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar denominated securities rated, at the time of investment, within the two highest short-term credit categories and their unrated equivalents. The fund’s net asset value (NAV) varies daily.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of US GAAP, and there have been no changes to this qualification during the periods presented in the financial statements.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily

12

available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of June 30, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Expenses. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of December 31, 2013, the fund has a short-term capital loss carryforward of $6,997 available to offset future net realized capital gains. These carryforwards do not expire.

As of December 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

13

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, net of fees paid to the fund’s securities lending agent, if any, are distributed annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 - Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 – Fees and transactions with affiliates

The Advisor serves as investment advisor for the fund. John Hancock Funds, LLC (the Placement Agent) performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect wholly owned subsidiaries of Manulife Financial Corporation.

Management fee. The fund has an investment management contract with the Advisor. Under the investment management contract, the fund pays a daily management fee to the Advisor at the annual rate of: (a) 0.05% of the first $1,500,000,000 of the fund’s average daily net assets and (b) 0.03% of the fund’s average daily net assets in excess of $1,500,000,000.

The investment management fees incurred for the six months ended June 30, 2014 were equivalent to an annual effective rate of 0.040% of the fund’s average daily net assets.

Administrative services. The fund has entered into an Administrative Services Agreement with John Hancock Advisers, LLC (“JHA”) under which JHA provides accounting, valuation, financial reporting and certain other services for an annual fee of 0.02% of the fund's average daily net assets. JHA has voluntarily undertaken to limit its total annual fee to $300,000. The administrative service fees incurred for the six months ended June 30, 2014 were equivalent to an annual effective rate of 0.01% of the fund’s average daily net assets.

Chief Compliance Officer services. The fund has contracted with the Advisor and the fund’s Chief Compliance Officer (CCO) to provide certain services, including ongoing evaluation of the fund’s policies and procedures under the federal securities laws. In addition, the CCO will provide annual reporting to the Board of Trustees detailing the results of this review. The fund pays an annual flat rate of $35,000 to the Advisor, paid monthly in arrears, for these services.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $100,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.

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Note 5 - Fund share transactions

Transactions in fund shares for the six months ended June 30, 2014 and for the year ended December 31, 2013 were as follows:

	Six months ended		Year ended
	6/30/14		12/31/13

	Shares	Amount	Shares	Amount
Common shares
Sold	1,492,475,323	$14,935,212,407	3,067,209,271	$30,696,810,099
Repurchased	(1,534,169,644)	(15,352,483,529)	(3,259,465,287)	(32,620,936,724)

Net decrease	(41,694,321)	$(417,271,122)	(192,256,016)	$(1,924,126,625)

Note 6 - Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities, during the six months ended June 30, 2014, aggregated $127,672,781 and $873,818,411, respectively.

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Evaluation of the Investment Management Contract by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Collateral Investment Trust (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), of the Investment Management Contract (the “Management Contract”) between the Trust and Manulife Asset Management (US), LLC (the “Advisor”) that took place at an in-person meeting of the Board on February 11, 2014 (the “Meeting”). In considering the continuance of the Management Contract, the Board, including the Independent Trustees, considered the following factors:

The Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the value to the Trust of its relationship with the Adviser, in particular noting the Adviser’s reputation in the asset management industry and the skills and competency with which the Adviser has managed the affairs of the Trust and other affiliated funds, together with the Adviser’s investment philosophy, research and investment decision-making process. The Board also particularly noted the experience and performance of the Adviser in managing the Trust, the qualifications of the Adviser’s personnel, the commitment of the Adviser and its personnel to the Trust’s successful operation and management and the Adviser’s ability to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.

Additionally, the Board considered the Adviser’s compliance policies and procedures and the Adviser’s record of compliance with those policies and procedures, noting in particular the Adviser’s dedication to its compliance program, the lack of any material compliance incidents and the Adviser’s culture of compliance. The Board also considered the Adviser’s administrative capabilities and its ability to supervise other service providers for the Trust and to draw upon its organizational resources and affiliated companies to enhance the services it provides to the Trust.

Advisory Fees, Expenses and Investment Performance of the Trust

The Board considered information it had received regarding the advisory fees charged by the Adviser and the other expenses borne by the Trust, including administrative fees, transfer agent fees, custodial fees and other miscellaneous fees and expenses. The Board also considered information it had received regarding the Trust’s investment performance for the year ended December 31, 2013. The Board reviewed and considered the comparative advisory fee and performance information for a selected peer group of five other funds that, like the Trust, are vehicles for the investment of cash collateral from securities lending programs (the “Peer Group”). The Board noted that no members of the Peer Group operated in a manner exactly like the Trust – i.e., as a 1940 Act-registered fund investing in money market instruments and maintaining a floating net asset value – but that the members of the Peer Group were sufficiently comparable to the Trust for a meaningful analysis.

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The Board noted that the Adviser charged the Trust an advisory fee of 0.05% of the Trust’s first $1.5 billion of average daily net assets and 0.03% of the Trust’s average daily net assets in excess of $1.5 billion. The Board acknowledged that, for the year ended December 31, 2013, this resulted in an effective advisory fee rate of 0.036% of the Trust’s average daily net assets. The Board compared this effective advisory fee rate to those of the Peer Group, and noted that it was on the low end of the advisory fee rates of the Peer Group. The Board then further noted that the Trust’s average net yield as of December 31, 2013 was 0.16%, as compared to the Peer Group, whose average net yields ranged from 0.12% to 0.19% as of December 31, 2013. There was then a discussion of the fees charged by the Adviser to other non-investment company clients for similar services. It was noted that the fees charged to the Trust compared favorably to the fees charged to such other clients.

Upon reviewing and considering the foregoing information and considering the overall expenses and performance of the Trust over various periods and since its inception, the Board concluded that the Adviser’s performance was exemplary, and in particular noted the fact that the Trust achieved a high net yield relative to the Peer Group while the Adviser maintained a low rate of compensation relative to the Peer Group.

Economies of Scale

The Board also considered general information regarding economies of scale with respect to the management of the Trust, including the Trust’s ability to appropriately benefit from economies of scale under the Trust’s fee structure, which included a breakpoint at $1.5 billion average daily net assets. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services and would generally stem from the Adviser’s common corporate ownership or shared services. To the extent the Board and the Adviser were able to identify actual or potential economies of scale, in order to ensure that any such economies continue to be reasonably shared with the Trust as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the advisory fee rate.

Financial Condition and Profitability of, and Other Benefits to, the Adviser

The Board also took into consideration information regarding the Adviser’s estimated net profit pre-tax operating income attributable to its management of the Trust, and noted that the Trust’s affiliated service providers (other than the Adviser) were providing their services based upon estimated costs or for a nominal fee and such affiliated service providers, where applicable, reflected economies of scale in such fees. The Board also considered the Adviser’s views as to its projected profitability in connection with its relationship with the Trust in terms of the total amount of annual management fees it is projected to receive with respect to the Trust and whether the Adviser has the financial ability to provide a high level of services to the Trust. Additionally, the Board considered the Adviser’s unaudited balance sheet as of December 31, 2013 and noted the Adviser’s strong capitalization and financial condition and considered favorably the Adviser’s representation that it sought to reinvest profits and retained earnings in its business.

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The Board also considered information it had received regarding any additional, indirect or “fall out” benefits to the Adviser as a result of its management of the Trust. The Board noted in particular that the Trust invests in fixed-income money market securities, which are generally traded in an over-the-counter market and are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no stated brokerage commission paid by the Trust. The Board recognized that, in these markets, any commission or net markup (or markdown) was implied by the difference or “spread” between the price the dealer purchases the bond for and the price the dealer sells the bond at. In this regard, the Board considered the quality of the execution achieved for the Trust by the Adviser, noted its satisfaction with the Adviser’s performance and recognized the Adviser's representation that it did not use Trust assets to obtain research or other services from dealers it trades with on a principal basis.

The Board noted, however, that the Adviser does generate soft dollars in the management of other accounts and that the Adviser does receive proprietary broker research as part of the “bundle” of brokerage and research services in which the research is not separately priced. The Board recognized that research and brokerage services provided in connection with one account may be used to benefit all of the Adviser’s and its affiliates’ accounts and noted again its satisfaction with the quality of execution achieved for the Trust by the Adviser.

The Board discussed the Adviser's representations regarding the operation of the securities lending program for other funds managed by the Adviser and its affiliates of which the Trust was an integral part.

The Board also considered the various other service agreements that the Trust has with the Adviser’s affiliates, including the Service Agreement (for administrative services), the Placement Agency Agreement, the Transfer Agency Agreement, the CCO Services Agreement and the IT Support Services Agreement. The Board reviewed and considered the terms of each of these agreements and the services provided thereunder, together with the fees charged under these agreements. After reviewing these service arrangements, and based on the representations of the Adviser, the Board concluded that each such service agreement was in the best interests of the Trust and its shareholders, that the services performed pursuant to each such service agreement are required for the operation of the Trust, that each such service provider provides services the nature and quality of which are at least equal to those provided by other unaffiliated service providers offering the same or similar services, and that the fees charged under each such service agreement are fair and reasonable in light of the usual and customary charges made by other unaffiliated service providers for services of the same nature and quality.

The Board concluded that, in light of the costs of providing investment management and other services to the Trust, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

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Other Considerations and Conclusion

The Board also generally took into account the level and quality of services that the Adviser is capable of providing, as well as all of the information presented and other factors considered at the Meeting and at previous Board meetings.

As a result of the above considerations and discussion with management of the Adviser during the Meeting, the Board, though it did not identify any one factor as controlling, concluded that: (i) the Adviser may reasonably be expected to perform its services under the Management Contract; (ii) although economies of scale cannot be measured with precision, the management fee breakpoint currently allows shareholders to benefit from economies of scale; and (iii) the Trust’s management fees are generally within a competitive range of those incurred by other comparable funds.

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More information

Trustees	Investment adviser
Harlan D. Platt*	Manulife Asset Management (US) LLC
John A. Frabotta*
Barry H. Evans	Placement agent
*Member of the Audit Committee	John Hancock Funds, LLC

Officers	Custodian
Barry H. Evans	State Street Bank and Trust Company
President and Chief Executive Officer
Carolyn M. Flanagan	Transfer agent
Secretary and Chief Legal Officer	John Hancock Signature Services, Inc.
William E. Corson
Chief Compliance Officer	Legal counsel
Charles A. Rizzo	Pillsbury Winthrop Shaw Pittman LLP
Chief Financial Officer
Salvatore Schiavone
Treasurer

The report is certified under the Sarbanes-Oxley Act,
which requires mutual funds and other public companies
to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at http://www.sec.gov. The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

20

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
____________________
Barry H. Evans
President and Chief Executive Officer

Date:	August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
____________________
Barry H. Evans
President and Chief Executive Officer

Date:	August 7, 2014

By:	/s/ Charles A. Rizzo
____________________
Charles A. Rizzo
Chief Financial Officer

Date:	August 7, 2014